UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23762

Fidelity Greenwood Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® SAI Alternative Risk Premia Strategy Fund Fidelity® SAI Alternative Risk Premia Strategy Fund : FRPCX

This semi-annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Strategy Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Strategy Fund	$ 25	0.50%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$63,623,736
Number of Holdings	7
Portfolio Turnover	0%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	543.1

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 84.6
Short-Term Investments and Net Other Assets (Liabilities) - 15.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	88.9
88.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915381.100    7564-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund : FRPDX

This semi-annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	$ 25	0.50%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$83,941,493
Number of Holdings	10
Portfolio Turnover	0%
What did the Fund invest in?
(as of January 31, 2025)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Agriculture - 31.4
Energy - 28.9
Precious Metals - 19.4
Industrial Metals - 14.8
Livestock - 5.5

DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	254.7

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 70.0
Short-Term Investments and Net Other Assets (Liabilities) - 30.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915382.100    7565-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Alternative Risk Premia Strategy Fund

Semi-Annual Report
January 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Alternative Risk Premia Strategy Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 88.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 3/13/2025 (c) (Cost $56,532,264)	4.25 to 4.29	56,800,000	56,545,309

Money Market Funds - 9.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $5,721,049)	4.37	5,719,905	5,721,049

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $62,253,313)	62,266,358
NET OTHER ASSETS (LIABILITIES) - 2.1%	1,357,378
NET ASSETS - 100.0%	63,623,736

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BAFXFMR1 Index	0.12%	Return of Index	At Maturity	Bank of America, N.A.	March 2025	162,125,192	278,781	278,781
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to price and inflation data.

Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	AUD	03/25	(7,328,124)	(4.51)
USD	BRL	03/25	(50,646)	(0.03)
CAD	USD	03/25	1,603,798	0.99
USD	CHF	03/25	(16,371,728)	(10.08)
USD	CLP	03/25	(2,429,722)	(1.5)
USD	CNH	03/25	(3,691,982)	(2.27)
COP	USD	03/25	4,108,840	2.53
USD	CZK	03/25	(5,651,603)	(3.48)
EUR	USD	03/25	10,137,043	6.24
GBP	USD	03/25	1,570,034	0.97
USD	HUF	03/25	(2,250,512)	(1.39)
IDR	USD	03/25	8,251,444	5.08
INR	USD	03/25	13,595,274	8.37
JPY	USD	03/25	16,380,818	10.09
USD	KRW	03/25	(6,089,239)	(3.75)
USD	MXN	03/25	(5,369,802)	(3.31)
NOK	USD	03/25	2,642,696	1.63
USD	NZD	03/25	(814,236)	(0.5)
USD	PEN	03/25	(2,789,440)	(1.72)
PHP	USD	03/25	5,537,324	3.41
USD	PLN	03/25	(3,410,181)	(2.1)
SEK	USD	03/25	8,498,182	5.23
USD	SGD	03/25	(8,670,899)	(5.34)
THB	USD	03/25	8,247,548	5.08
TWD	USD	03/25	371,406	0.23
ZAR	USD	03/25	380,496	0.23
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
CINBFMR1 Index	0.00%	Return of Index	At Maturity	Citibank, N.A.	March 2025	22,724,673	395,158	395,158
Strategy: Long/short FX Spot related to market movements and flows represented with intraday positions.
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSFXFMR1 Index	0.00%	Return of Index	At Maturity	Goldman Sachs International	March 2025	55,103,712	149,323	149,323
The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short FX Forwards related to interest rates.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	AUD	02/25	(376,716)	(0.68)
USD	AUD	03/25	(377,645)	(0.68)
USD	AUD	02/25	(376,771)	(0.68)
USD	AUD	03/25	(319,239)	(0.58)
USD	AUD	02/25	(377,206)	(0.68)
USD	AUD	02/25	(374,799)	(0.68)
USD	AUD	02/25	(376,223)	(0.68)
USD	AUD	02/25	(378,569)	(0.69)
USD	AUD	02/25	(379,625)	(0.69)
USD	AUD	02/25	(382,281)	(0.69)
USD	AUD	02/25	(381,951)	(0.69)
USD	AUD	02/25	(378,999)	(0.69)
USD	AUD	02/25	(375,957)	(0.68)
USD	AUD	02/25	(375,807)	(0.68)
USD	AUD	02/25	(375,373)	(0.68)
USD	AUD	02/25	(372,748)	(0.67)
USD	AUD	02/25	(372,280)	(0.67)
USD	AUD	02/25	(372,165)	(0.67)
USD	AUD	02/25	(373,786)	(0.68)
USD	AUD	02/25	(371,212)	(0.67)
USD	AUD	02/25	(372,257)	(0.67)
USD	AUD	02/25	(376,808)	(0.68)
BRL	USD	02/25	399,546	0.72
BRL	USD	02/25	401,501	0.73
BRL	USD	02/25	398,001	0.72
BRL	USD	03/25	759,400	1.37
BRL	USD	02/25	395,008	0.71
BRL	USD	02/25	394,192	0.71
BRL	USD	02/25	397,891	0.72
BRL	USD	02/25	394,929	0.71
BRL	USD	02/25	395,510	0.72
BRL	USD	02/25	395,155	0.72
BRL	USD	02/25	392,428	0.71
BRL	USD	02/25	777,155	1.41
BRL	USD	02/25	389,001	0.70
BRL	USD	02/25	388,398	0.70
BRL	USD	02/25	387,189	0.70
BRL	USD	02/25	382,826	0.69
BRL	USD	02/25	382,504	0.69
BRL	USD	02/25	379,657	0.69
BRL	USD	02/25	380,419	0.69
BRL	USD	02/25	380,664	0.69
USD	CHF	02/25	(286,118)	(0.52)
USD	CHF	03/25	(376,243)	(0.68)
USD	CHF	02/25	(375,083)	(0.68)
USD	CHF	03/25	(376,183)	(0.68)
USD	CHF	02/25	(375,169)	(0.68)
USD	CHF	02/25	(372,944)	(0.67)
USD	CHF	02/25	(375,759)	(0.68)
USD	CHF	02/25	(377,180)	(0.68)
USD	CHF	02/25	(377,642)	(0.68)
USD	CHF	02/25	(379,859)	(0.69)
USD	CHF	02/25	(380,558)	(0.69)
USD	CHF	02/25	(378,302)	(0.68)
USD	CHF	02/25	(376,047)	(0.68)
USD	CHF	02/25	(375,798)	(0.68)
USD	CHF	02/25	(376,071)	(0.68)
USD	CHF	02/25	(373,450)	(0.68)
USD	CHF	02/25	(372,915)	(0.67)
USD	CHF	02/25	(373,291)	(0.68)
USD	CHF	02/25	(375,988)	(0.68)
USD	CHF	02/25	(374,571)	(0.68)
USD	CHF	02/25	(371,825)	(0.67)
USD	CHF	02/25	(376,056)	(0.68)
CNH	USD	02/25	138,177	0.25
CNH	USD	02/25	360,976	0.65
CNH	USD	02/25	363,636	0.66
CNH	USD	02/25	331,512	0.60
CNH	USD	02/25	303,448	0.55
USD	EUR	03/25	(57,324)	(0.10)
HUF	USD	03/25	76,679	0.14
HUF	USD	02/25	49,928	0.09
HUF	USD	02/25	78,087	0.14
HUF	USD	02/25	383,443	0.69
HUF	USD	02/25	382,924	0.69
HUF	USD	02/25	377,382	0.68
HUF	USD	02/25	377,100	0.68
HUF	USD	02/25	376,140	0.68
HUF	USD	02/25	378,565	0.69
HUF	USD	02/25	372,515	0.67
HUF	USD	02/25	372,602	0.67
HUF	USD	02/25	376,378	0.68
IDR	USD	02/25	372,125	0.67
IDR	USD	02/25	371,058	0.67
IDR	USD	02/25	373,932	0.68
IDR	USD	02/25	373,869	0.68
IDR	USD	02/25	373,523	0.68
IDR	USD	02/25	237,383	0.43
IDR	USD	02/25	375,084	0.68
IDR	USD	02/25	375,482	0.68
IDR	USD	02/25	375,404	0.68
IDR	USD	02/25	376,675	0.68
IDR	USD	02/25	376,104	0.68
IDR	USD	02/25	375,581	0.68
IDR	USD	02/25	377,136	0.68
IDR	USD	02/25	376,073	0.68
IDR	USD	02/25	375,397	0.68
IDR	USD	02/25	374,340	0.68
IDR	USD	02/25	374,429	0.68
IDR	USD	02/25	374,552	0.68
IDR	USD	02/25	372,930	0.67
IDR	USD	02/25	371,667	0.67
USD	ILS	02/25	(380,986)	(0.69)
USD	ILS	03/25	(379,497)	(0.69)
USD	ILS	02/25	(383,407)	(0.69)
USD	ILS	03/25	(377,207)	(0.68)
USD	ILS	02/25	(382,809)	(0.69)
USD	ILS	02/25	(380,983)	(0.69)
USD	ILS	02/25	(384,085)	(0.7)
USD	ILS	02/25	(386,328)	(0.7)
USD	ILS	02/25	(386,048)	(0.7)
USD	ILS	02/25	(388,814)	(0.7)
USD	ILS	02/25	(384,966)	(0.7)
USD	ILS	02/25	(381,717)	(0.69)
USD	ILS	02/25	(378,650)	(0.69)
USD	ILS	02/25	(379,057)	(0.69)
USD	ILS	02/25	(373,209)	(0.68)
USD	ILS	02/25	(373,532)	(0.68)
USD	ILS	02/25	(371,578)	(0.67)
USD	ILS	02/25	(369,757)	(0.67)
USD	ILS	02/25	(376,358)	(0.68)
USD	ILS	02/25	(376,364)	(0.68)
USD	ILS	02/25	(378,323)	(0.68)
USD	ILS	02/25	(382,627)	(0.69)
USD	JPY	02/25	(378,273)	(0.68)
USD	JPY	03/25	(377,250)	(0.68)
USD	JPY	02/25	(294,885)	(0.53)
USD	JPY	03/25	(374,772)	(0.68)
USD	JPY	02/25	(295,487)	(0.53)
USD	JPY	02/25	(295,376)	(0.53)
USD	JPY	02/25	(383,102)	(0.69)
USD	JPY	02/25	(384,365)	(0.7)
USD	JPY	02/25	(383,509)	(0.69)
USD	JPY	02/25	(383,004)	(0.69)
USD	JPY	02/25	(382,214)	(0.69)
USD	JPY	02/25	(323,122)	(0.58)
USD	JPY	02/25	(319,318)	(0.58)
USD	JPY	02/25	(162,349)	(0.29)
USD	JPY	02/25	(195,022)	(0.35)
USD	JPY	02/25	(210,006)	(0.38)
USD	JPY	02/25	(250,817)	(0.45)
USD	JPY	02/25	(262,305)	(0.47)
USD	JPY	02/25	(250,829)	(0.45)
USD	JPY	02/25	(232,443)	(0.42)
USD	JPY	02/25	(231,086)	(0.42)
USD	JPY	02/25	(220,057)	(0.4)
KRW	USD	03/25	743,412	1.35
MXN	USD	02/25	378,860	0.69
MXN	USD	03/25	375,977	0.68
MXN	USD	02/25	377,243	0.68
MXN	USD	03/25	372,704	0.67
MXN	USD	02/25	377,465	0.68
MXN	USD	02/25	371,344	0.67
MXN	USD	02/25	372,849	0.67
MXN	USD	02/25	373,532	0.68
MXN	USD	02/25	375,190	0.68
MXN	USD	02/25	379,816	0.69
MXN	USD	02/25	380,819	0.69
MXN	USD	02/25	375,035	0.68
MXN	USD	02/25	373,637	0.68
MXN	USD	02/25	377,730	0.68
MXN	USD	02/25	376,094	0.68
MXN	USD	02/25	373,352	0.68
MXN	USD	02/25	374,701	0.68
MXN	USD	02/25	373,326	0.68
MXN	USD	02/25	373,081	0.68
MXN	USD	02/25	368,712	0.67
MXN	USD	02/25	375,582	0.68
MXN	USD	02/25	375,870	0.68
USD	NOK	02/25	(86,738)	(0.16)
USD	NOK	02/25	(84,123)	(0.15)
USD	NOK	02/25	(84,078)	(0.15)
USD	NOK	02/25	(83,733)	(0.15)
USD	NOK	02/25	(59,361)	(0.11)
USD	NOK	02/25	(58,419)	(0.11)
USD	NOK	02/25	(213,682)	(0.39)
USD	NOK	02/25	(182,112)	(0.33)
USD	NZD	02/25	(164,702)	(0.3)
USD	NZD	02/25	(123,043)	(0.22)
USD	NZD	02/25	(113,971)	(0.21)
USD	NZD	02/25	(126,741)	(0.23)
USD	NZD	02/25	(143,302)	(0.26)
USD	NZD	02/25	(142,292)	(0.26)
USD	NZD	02/25	(158,128)	(0.29)
PHP	USD	02/25	374,012	0.68
PHP	USD	03/25	377,850	0.68
PHP	USD	02/25	373,063	0.68
PHP	USD	03/25	377,656	0.68
PHP	USD	02/25	372,743	0.67
PHP	USD	02/25	374,558	0.68
PHP	USD	02/25	374,963	0.68
PHP	USD	02/25	374,828	0.68
PHP	USD	02/25	376,891	0.68
PHP	USD	02/25	377,321	0.68
PHP	USD	02/25	377,603	0.68
PHP	USD	02/25	378,896	0.69
PHP	USD	02/25	377,825	0.68
PHP	USD	02/25	377,268	0.68
PHP	USD	02/25	375,478	0.68
PHP	USD	02/25	375,661	0.68
PHP	USD	02/25	374,478	0.68
PHP	USD	02/25	373,675	0.68
PHP	USD	02/25	375,071	0.68
PHP	USD	02/25	376,962	0.68
PHP	USD	02/25	376,015	0.68
PHP	USD	02/25	375,102	0.68
USD	SEK	02/25	(372,980)	(0.68)
USD	SEK	03/25	(374,783)	(0.68)
USD	SEK	02/25	(377,154)	(0.68)
USD	SEK	03/25	(374,542)	(0.68)
USD	SEK	02/25	(376,864)	(0.68)
USD	SEK	02/25	(374,154)	(0.68)
USD	SEK	02/25	(377,144)	(0.68)
USD	SEK	02/25	(380,230)	(0.69)
USD	SEK	02/25	(379,679)	(0.69)
USD	SEK	02/25	(382,153)	(0.69)
USD	SEK	02/25	(384,407)	(0.7)
USD	SEK	02/25	(380,266)	(0.69)
USD	SEK	02/25	(377,462)	(0.68)
USD	SEK	02/25	(377,435)	(0.68)
USD	SEK	02/25	(376,943)	(0.68)
USD	SEK	02/25	(373,065)	(0.68)
USD	SEK	02/25	(372,104)	(0.67)
USD	SEK	02/25	(372,297)	(0.67)
USD	SEK	02/25	(374,559)	(0.68)
USD	SEK	02/25	(370,934)	(0.67)
USD	SEK	02/25	(370,784)	(0.67)
USD	SEK	02/25	(375,476)	(0.68)
TWD	USD	02/25	376,104	0.68
TWD	USD	02/25	377,265	0.68
TWD	USD	02/25	378,797	0.69
TWD	USD	02/25	379,281	0.69
TWD	USD	02/25	377,497	0.68
TWD	USD	02/25	382,641	0.69
TWD	USD	02/25	380,514	0.69
ZAR	USD	02/25	19,111	0.03
ZAR	USD	02/25	16,630	0.03
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MSFXFME2 Index	0.00%	Return of Index	At Maturity	Morgan Stanley Capital Services LLC	March 2025	66,533,919	48,721	48,721
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	SGD	02/25	(4,635,271)	(6.97)
USD	CZK	02/25	(2,744,861)	(4.13)
USD	HUF	02/25	(2,253,615)	(3.39)
USD	PLN	02/25	(2,553,825)	(3.84)
USD	ZAR	02/25	(2,139,243)	(3.22)
MXN	USD	02/25	755,216	1.14
USD	THB	02/25	(2,992,605)	(4.50)
USD	CNH	02/25	(4,202,974)	(6.32)
USD	BRL	02/25	(2,110,978)	(3.17)
IDR	USD	02/25	1,874,089	2.82
USD	INR	02/25	(1,987,912)	(2.99)
USD	KRW	02/25	(3,421,065)	(5.14)
USD	TWD	02/25	(3,417,638)	(5.14)
USD	COP	02/25	(2,601,524)	(3.91)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MSFXFMRD Index	0.00%	Return of Index	At Maturity	Morgan Stanley Capital Services LLC	March 2025	39,149,155	516,722	516,722
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	NZD	02/25	(3,131,425)	(7.89)
USD	AUD	02/25	(4,144,635)	(10.45)
USD	CAD	02/25	(7,827,954)	(19.73)
USD	CHF	02/25	(5,093,796)	(12.84)
USD	EUR	02/25	(3,995,712)	(10.07)
USD	GBP	02/25	(3,791,665)	(9.56)
JPY	USD	02/25	661,320	1.67
USD	NOK	02/25	(1,490,612)	(3.76)
USD	SEK	02/25	(2,166,836)	(5.46)

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $6,978,667.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,462,291	63,466,669	63,207,911	92,708	-	-	5,721,049	5,719,905	0.0%
Total	5,462,291	63,466,669	63,207,911	92,708	-	-	5,721,049	5,719,905

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	56,545,309	-	56,545,309	-

Money Market Funds	5,721,049	5,721,049	-	-
Total Investments in Securities:	62,266,358	5,721,049	56,545,309	-
Derivative Instruments:

Assets
Swaps	1,388,705	-	1,388,705	-
Total Assets	1,388,705	-	1,388,705	-
Total Derivative Instruments:	1,388,705	-	1,388,705	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Swaps (a)	1,388,705	0
Total Foreign Exchange Risk	1,388,705	0
Total Value of Derivatives	1,388,705	0

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America, N.A.	278,781	-	-	-	278,781
Citibank, N.A.	395,158	-	-	-	395,158
Goldman Sachs International	149,323	-	-	-	149,323
Morgan Stanley Capital Services LLC	565,443	-	-	-	565,443
Total	$1,388,705	$-	$-	$-	$1,388,705

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $56,532,264)	$56,545,309
Fidelity Central Funds (cost $5,721,049)	5,721,049

Total Investment in Securities (cost $62,253,313)		$62,266,358
Distributions receivable from Fidelity Central Funds		18,672
Bi-lateral OTC swaps, at value		1,388,705
Prepaid expenses		4,222
Receivable from investment adviser for expense reductions		7,118
Total assets		63,685,075
Liabilities
Accrued management fee	$17,683
Audit fee payable	43,264
Other payables and accrued expenses	392
Total liabilities		61,339
Net Assets		$63,623,736
Net Assets consist of:
Paid in capital		$62,001,869
Total accumulated earnings (loss)		1,621,867
Net Assets		$63,623,736
Net Asset Value, offering price and redemption price per share ($63,623,736 ÷ 6,118,741 shares)		$10.40
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Interest		$924,605
Income from Fidelity Central Funds		92,708
Total income		1,017,313
Expenses
Management fee	$94,207
Custodian fees and expenses	(1,102)
Independent trustees' fees and expenses	8,131
Registration fees	28,945
Audit fees	41,060
Legal	1,324
Miscellaneous	1,423
Total expenses before reductions	173,988
Expense reductions	(69,954)
Total expenses after reductions		104,034
Net Investment income (loss)		913,279
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4
Swaps	(1,290,604)
Total net realized gain (loss)		(1,290,600)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,829
Swaps	1,907,383
Total change in net unrealized appreciation (depreciation)		1,922,212
Net gain (loss)		631,612
Net increase (decrease) in net assets resulting from operations		$1,544,891
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	For the period December 14, 2023 (commencement of operations) through July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$913,279	$1,066,089
Net realized gain (loss)	(1,290,600)	(466,784)
Change in net unrealized appreciation (depreciation)	1,922,212	(520,462)
Net increase (decrease) in net assets resulting from operations	1,544,891	78,843
Distributions to shareholders	-	(2,700)

Share transactions
Proceeds from sales of shares	20,000,000	42,000,300
Reinvestment of distributions	-	2,700
Cost of shares redeemed	-	(298)

Net increase (decrease) in net assets resulting from share transactions	20,000,000	42,002,702
Total increase (decrease) in net assets	21,544,891	42,078,845

Net Assets
Beginning of period	42,078,845	-
End of period	$63,623,736	$42,078,845

Other Information
Shares
Sold	1,949,318	4,169,178
Issued in reinvestment of distributions	-	275
Redeemed	-	(30)
Net increase (decrease)	1,949,318	4,169,423

Financial Highlights
Fidelity® SAI Alternative Risk Premia Strategy Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.31
Net realized and unrealized gain (loss)	.10	(.22)
Total from investment operations	.31	.09
Distributions from net investment income	-	- D
Net asset value, end of period	$10.40	$10.09
Total Return E,F	3.07%	.91%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.83% I	.97% I
Expenses net of fee waivers, if any	.50 % I	.50% I
Expenses net of all reductions	.50% I	.50% I
Net investment income (loss)	4.35% I	4.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$63,624	$42,079
Portfolio turnover rate J	0%	0%

AFor the period December 14, 2023 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity SAI Alternative Risk Premia Strategy Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,650,941
Gross unrealized depreciation	(8,375)
Net unrealized appreciation (depreciation)	$1,642,566
Tax cost	$62,012,496

The Fund elected to defer to its next fiscal year $188,036 of ordinary losses recognized during the period January 1, 2024 to July 31, 2024.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Alternative Risk Premia Strategy Fund	239,482,374

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity SAI Alternative Risk Premia Strategy Fund	16
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .50% of average net assets. This reimbursement will remain in place through November 30, 2025. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $69,560.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $394.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Alternatives Fund
Fidelity SAI Alternative Risk Premia Strategy Fund	97%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts
Fidelity SAI Alternative Risk Premia Strategy Fund
At its November 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for fund with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective December 1, 2024.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that Fidelity Diversifying Solutions LLC (FDS) or an affiliate will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FDS or an affiliate, and not the fund, will pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FDS will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FDS and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FDS and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.9911837.101
CUA-SANN-0425
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund

Semi-Annual Report
January 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Consolidated Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 88.7%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 3/13/2025 (d) (Cost $74,446,944)	4.29	74,800,000	74,464,597

Money Market Funds - 9.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $8,293,570)	4.37	8,291,912	8,293,570

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $82,740,514)	82,758,167
NET OTHER ASSETS (LIABILITIES) - 1.4%	1,183,326
NET ASSETS - 100.0%	83,941,493

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BABXFMR2 Index	1.14%	Return of Index	At Maturity	Bank of America, N.A.	March 2025	26,799,410	132,415	132,415
The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short commodity futures related to contract selection and valuation.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR MAR25 BOH5	(10,497,419)	03/25	(4,840,358)	(17.97)
SOYBEAN OIL FUTR JUL25 BON5	10,364,797	07/25	4,840,358	17.97
CORN FUTURE MAR25 C H5	(1,647,965)	03/25	(7,943,189)	(29.49)
CORN FUTURE JUL25 C N5	1,599,032	07/25	7,943,189	29.49
WTI CRUDE FUTURE MAR25 CLH5	(262,176)	03/25	(19,015,621)	(70.61)
WTI CRUDE FUTURE MAY25 CLK5	266,400	05/25	19,015,621	70.61
COTTON NO.2 FUT MAR25 CTH5	(3,113,457)	03/25	(2,051,137)	(7.62)
COTTON NO.2 FUTR JUL25 CTN5	3,006,222	07/25	2,051,137	7.62
NY HARB ULSD FUT MAR25 HOH5	(1,213,931)	03/25	(2,910,167)	(10.81)
NY HARB ULSD FUT MAY25 HOK5	1,255,514	05/25	2,910,167	10.81
COFFEE 'C' FUTURE MAR25 KCH5	(1,223,314)	03/25	(4,622,297)	(17.16)
COFFEE 'C' FUTURE JUL25 KCN5	1,269,686	07/25	4,622,297	17.16
KC HRW WHEAT FUT MAR25 KWH5	(444,166)	03/25	(2,572,820)	(9.55)
KC HRW WHEAT FUT DEC25 KWZ5	410,176	12/25	2,572,820	9.55
LME PRI ALUM FUTR MAR25 LAH25	(2,205)	03/25	(5,748,223)	(21.34)
LME PRI ALUM FUTR MAY25 LAK25	2,213	05/25	5,748,223	21.34
LIVE CATTLE FUTR APR25 LCJ5	(2,413,650)	04/25	(4,882,804)	(18.13)
LIVE CATTLE FUTR AUG25 LCQ5	2,525,702	08/25	4,882,804	18.13
LEAN HOGS FUTURE APR25 LHJ5	(2,939,548)	04/25	(2,655,888)	(9.86)
LEAN HOGS FUTURE JUN25 LHM5	2,578,526	06/25	2,655,888	9.86
LME LEAD FUTURE MAR25 LLH5	(630)	03/25	(1,218,729)	(4.53)
LME LEAD FUTURE MAY25 LLK5	622	05/25	1,218,729	4.53
LME NICKEL FUTURE MAR25 LNH5	(209)	03/25	(3,154,226)	(11.71)
LME NICKEL FUTURE MAY25 LNK5	207	05/25	3,154,226	11.71
LME COPPER FUTURE MAR25 LPH25	(809)	03/25	(7,280,999)	(27.03)
LME COPPER FUTURE MAY25 LPK25	803	05/25	7,280,999	27.03
LME ZINC FUTURE MAR25 LXH5	(1,061)	03/25	(2,887,445)	(10.72)
LME ZINC FUTURE MAY25 LXK5	1,050	05/25	2,887,445	10.72
NATURAL GAS FUT MAR25 NGH25	(2,830,935)	03/25	(8,617,374)	(32.00)
NATURAL GAS FUT JUN25 NGM25	2,551,026	06/25	8,617,374	32.00
LOW SU GASOIL G FUT MAR25 QSH5	(5,277)	03/25	(3,730,949)	(13.85)
LOW SU GASOIL G FUT MAY25 QSK5	5,386	05/25	3,730,949	13.85
SOYBEAN FUTURE MAR25 S H5	(790,867)	03/25	(8,240,835)	(30.60)
SOYBEAN FUTURE JUL25 S N5	768,555	07/25	8,240,835	30.60
SUGAR #11 (WORLD) FUT MAY25 SBK5	(22,128,736)	05/25	(3,956,623)	(14.69)
SUGAR #11 (WORLD) FUT JUL25 SBN5	22,557,686	07/25	3,956,623	14.69
SOYBEAN MEAL FUTR MAR25 SMH5	(15,525)	03/25	(4,674,707)	(17.36)
SOYBEAN MEAL FUTR JUL25 SMN5	14,728	07/25	4,674,707	17.36
WHEAT FUTURE(CBT) MAR25 W H5	(695,697)	03/25	(3,892,425)	(14.45)
WHEAT FUTURE(CBT) DEC25 W Z5	630,863	12/25	3,892,425	14.45
GASOLINE RBOB FUT MAR25 XBH5	(1,369,849)	03/25	(2,820,248)	(10.47)
GASOLINE RBOB FUT MAY25 XBK5	1,233,272	05/25	2,820,248	10.47
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BABXFMR3 Index	0.15%	Return of Index	At Maturity	Bank of America, N.A.	March 2025	21,424,339	(91,201)	(91,201)
The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short commodity futures and options to hedge market movements.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
WTI CRUDE FUTURE MAR25 CLH5	91	03/25	6,602	0.03
WTI CRUDE FUTURE APR25 CLJ5	8	04/25	683	-
WTI CRUDE FUTURE MAY25 CLK5	653	05/25	46,666	0.22
WTI CRUDE FUTURE JUN25 CLM5	1,462	06/25	103,349	0.48
BRENT CRUDE FUTR APR25 COJ5	87	04/25	6,602	0.03
BRENT CRUDE FUTR MAY25 COK5	144	05/25	10,699	0.05
BRENT CRUDE FUTR JUN25 COM5	1,478	06/25	109,722	0.51
BRENT CRUDE FUTR JUL25 CON5	571	07/25	42,113	0.20
Options Description	Number of Contracts	Notional Value ($)	Exercise Price ($)	Expiration Date	Weight (%)
WTI CRUDE FUTURE MAR25 CLH5 CALL 100 02/14/2025	2,928	-	100.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 101 02/14/2025	1,450	-	101.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 103 02/14/2025	1,421	-	103.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 107 02/14/2025	2,740	-	107.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 108 02/14/2025	1,360	-	108.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 109 02/14/2025	4,035	-	109.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 110 02/14/2025	1,334	-	110.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 112 02/14/2025	1,310	-	112.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 113 02/14/2025	2,597	-	113.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 114 02/14/2025	3,860	-	114.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 115 02/14/2025	2,549	-	115.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 122 02/14/2025	1,206	-	122.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 CALL 123 02/14/2025	1,197	-	123.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 PUT 45 02/14/2025	3,261	-	45.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 PUT 46 02/14/2025	15,945	228	46.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 PUT 47 02/14/2025	12,477	228	47.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 PUT 48 02/14/2025	15,279	228	48.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 PUT 49 02/14/2025	14,967	228	49.00	02/25	-
WTI CRUDE FUTURE MAR25 CLH5 PUT 50 02/14/2025	2,929	-	50.00	02/25	-
WTI CRUDE FUTURE APR25 CLJ5 CALL 101 03/17/2025	2,893	228	101.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 CALL 102 03/17/2025	1,432	-	102.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 CALL 103 03/17/2025	2,837	228	103.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 CALL 104 03/17/2025	1,405	-	104.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 CALL 105 03/17/2025	4,175	228	105.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 CALL 106 03/17/2025	1,379	-	106.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 CALL 107 03/17/2025	1,366	-	107.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 CALL 108 03/17/2025	1,354	-	108.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 CALL 92 03/17/2025	3,167	455	92.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 CALL 93 03/17/2025	1,567	228	93.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 CALL 95 03/17/2025	1,535	228	95.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 CALL 96 03/17/2025	1,520	228	96.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 CALL 97 03/17/2025	3,009	228	97.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 CALL 99 03/17/2025	1,475	-	99.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 PUT 45 03/17/2025	3,248	-	45.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 PUT 46 03/17/2025	12,705	455	46.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 PUT 47 03/17/2025	24,865	911	47.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 PUT 48 03/17/2025	15,198	683	48.00	03/25	-
WTI CRUDE FUTURE APR25 CLJ5 PUT 49 03/17/2025	5,950	228	49.00	03/25	-
WTI CRUDE FUTURE MAY25 CLK5 CALL 100 04/16/2025	10,192	1593	100.00	04/25	0.01
WTI CRUDE FUTURE MAY25 CLK5 CALL 101 04/16/2025	7,205	911	101.00	04/25	-
WTI CRUDE FUTURE MAY25 CLK5 CALL 102 04/16/2025	4,280	455	102.00	04/25	-
WTI CRUDE FUTURE MAY25 CLK5 CALL 103 04/16/2025	1,414	228	103.00	04/25	-
WTI CRUDE FUTURE MAY25 CLK5 CALL 105 04/16/2025	1,388	228	105.00	04/25	-
WTI CRUDE FUTURE MAY25 CLK5 CALL 108 04/16/2025	1,350	228	108.00	04/25	-
WTI CRUDE FUTURE MAY25 CLK5 CALL 96 04/16/2025	1,517	228	96.00	04/25	-
WTI CRUDE FUTURE MAY25 CLK5 CALL 99 04/16/2025	1,472	228	99.00	04/25	-
WTI CRUDE FUTURE MAY25 CLK5 PUT 47 04/16/2025	12,396	1593	47.00	04/25	0.01
WTI CRUDE FUTURE MAY25 CLK5 PUT 48 04/16/2025	18,208	2276	48.00	04/25	0.01
WTI CRUDE FUTURE MAY25 CLK5 PUT 49 04/16/2025	11,890	1821	49.00	04/25	0.01
WTI CRUDE FUTURE MAY25 CLK5 PUT 50 04/16/2025	2,911	455	50.00	04/25	-
WTI CRUDE FUTURE MAY25 CLK5 PUT 51 04/16/2025	2,853	455	51.00	04/25	-
WTI CRUDE FUTURE MAY25 CLK5 PUT 52 04/16/2025	11,188	2276	52.00	04/25	0.01
WTI CRUDE FUTURE JUN25 CLM5 CALL 100 05/15/2025	2,903	683	100.00	05/25	-
WTI CRUDE FUTURE JUN25 CLM5 CALL 101 05/15/2025	2,875	683	101.00	05/25	-
WTI CRUDE FUTURE JUN25 CLM5 CALL 103 05/15/2025	1,410	228	103.00	05/25	-
WTI CRUDE FUTURE JUN25 CLM5 CALL 104 05/15/2025	1,397	228	104.00	05/25	-
WTI CRUDE FUTURE JUN25 CLM5 CALL 105 05/15/2025	1,385	228	105.00	05/25	-
WTI CRUDE FUTURE JUN25 CLM5 CALL 106 05/15/2025	2,742	455	106.00	05/25	-
WTI CRUDE FUTURE JUN25 CLM5 CALL 107 05/15/2025	2,716	455	107.00	05/25	-
WTI CRUDE FUTURE JUN25 CLM5 CALL 109 05/15/2025	1,334	228	109.00	05/25	-
WTI CRUDE FUTURE JUN25 CLM5 CALL 112 05/15/2025	1,299	228	112.00	05/25	-
WTI CRUDE FUTURE JUN25 CLM5 CALL 98 05/15/2025	2,962	683	98.00	05/25	-
WTI CRUDE FUTURE JUN25 CLM5 PUT 50 05/15/2025	2,908	911	50.00	05/25	-
WTI CRUDE FUTURE JUN25 CLM5 PUT 51 05/15/2025	17,088	5691	51.00	05/25	0.03
WTI CRUDE FUTURE JUN25 CLM5 PUT 52 05/15/2025	16,759	6146	52.00	05/25	0.03
WTI CRUDE FUTURE JUN25 CLM5 PUT 53 05/15/2025	5,484	2276	53.00	05/25	0.01
BRENT CRUDE FUTR APR25 COJ5 CALL 105 02/25/2025	2,785	-	105.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 CALL 106 02/25/2025	5,521	228	106.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 CALL 107 02/25/2025	1,365	-	107.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 CALL 108 02/25/2025	2,707	-	108.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 CALL 109 02/25/2025	2,684	-	109.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 CALL 112 02/25/2025	1,308	-	112.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 CALL 114 02/25/2025	1,283	-	114.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 CALL 115 02/25/2025	2,551	-	115.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 CALL 120 02/25/2025	7,329	228	120.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 PUT 49 02/25/2025	5,977	228	49.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 PUT 50 02/25/2025	5,867	228	50.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 PUT 51 02/25/2025	11,486	228	51.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 PUT 52 02/25/2025	14,065	228	52.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 PUT 53 02/25/2025	19,331	455	53.00	02/25	-
BRENT CRUDE FUTR APR25 COJ5 PUT 54 02/25/2025	2,712	-	54.00	02/25	-
BRENT CRUDE FUTR MAY25 COK5 CALL 100 03/26/2025	4,375	455	100.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 CALL 101 03/26/2025	1,446	228	101.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 CALL 102 03/26/2025	1,430	228	102.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 CALL 103 03/26/2025	2,836	228	103.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 CALL 105 03/26/2025	1,392	228	105.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 CALL 106 03/26/2025	2,754	228	106.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 CALL 107 03/26/2025	1,366	-	107.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 CALL 108 03/26/2025	1,350	-	108.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 CALL 109 03/26/2025	1,341	-	109.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 CALL 110 03/26/2025	1,329	-	110.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 CALL 112 03/26/2025	1,303	-	112.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 CALL 96 03/26/2025	1,518	228	96.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 CALL 97 03/26/2025	1,502	228	97.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 CALL 98 03/26/2025	2,974	455	98.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 PUT 50 03/26/2025	20,448	1366	50.00	03/25	0.01
BRENT CRUDE FUTR MAY25 COK5 PUT 51 03/26/2025	11,448	911	51.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 PUT 52 03/26/2025	8,412	683	52.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 PUT 53 03/26/2025	2,749	228	53.00	03/25	-
BRENT CRUDE FUTR MAY25 COK5 PUT 54 03/26/2025	10,801	1138	54.00	03/25	0.01
BRENT CRUDE FUTR JUN25 COM5 CALL 105 04/25/2025	1,384	228	105.00	04/25	-
BRENT CRUDE FUTR JUN25 COM5 CALL 106 04/25/2025	1,374	228	106.00	04/25	-
BRENT CRUDE FUTR JUN25 COM5 CALL 107 04/25/2025	9,528	1366	107.00	04/25	0.01
BRENT CRUDE FUTR JUN25 COM5 CALL 108 04/25/2025	10,777	1593	108.00	04/25	0.01
BRENT CRUDE FUTR JUN25 COM5 CALL 109 04/25/2025	6,678	911	109.00	04/25	-
BRENT CRUDE FUTR JUN25 COM5 CALL 111 04/25/2025	1,310	228	111.00	04/25	-
BRENT CRUDE FUTR JUN25 COM5 CALL 115 04/25/2025	1,266	228	115.00	04/25	-
BRENT CRUDE FUTR JUN25 COM5 PUT 49 04/25/2025	5,949	683	49.00	04/25	-
BRENT CRUDE FUTR JUN25 COM5 PUT 50 04/25/2025	14,572	2049	50.00	04/25	0.01
BRENT CRUDE FUTR JUN25 COM5 PUT 51 04/25/2025	5,711	911	51.00	04/25	-
BRENT CRUDE FUTR JUN25 COM5 PUT 52 04/25/2025	2,800	455	52.00	04/25	-
BRENT CRUDE FUTR JUN25 COM5 PUT 53 04/25/2025	2,747	455	53.00	04/25	-
BRENT CRUDE FUTR JUN25 COM5 PUT 54 04/25/2025	8,086	1821	54.00	04/25	0.01
BRENT CRUDE FUTR JUN25 COM5 PUT 55 04/25/2025	5,290	1366	55.00	04/25	0.01
BRENT CRUDE FUTR JUN25 COM5 PUT 56 04/25/2025	2,600	683	56.00	04/25	-
BRENT CRUDE FUTR JUN25 COM5 PUT 57 04/25/2025	12,751	3870	57.00	04/25	0.02
BRENT CRUDE FUTR JUN25 COM5 PUT 58 04/25/2025	2,506	911	58.00	04/25	-
BRENT CRUDE FUTR JUN25 COM5 PUT 59 04/25/2025	2,463	911	59.00	04/25	-
BRENT CRUDE FUTR JUL25 CON5 CALL 102 05/27/2025	2,846	683	102.00	05/25	-
BRENT CRUDE FUTR JUL25 CON5 CALL 104 05/27/2025	2,792	683	104.00	05/25	-
BRENT CRUDE FUTR JUL25 CON5 CALL 105 05/27/2025	1,383	228	105.00	05/25	-
BRENT CRUDE FUTR JUL25 CON5 CALL 106 05/27/2025	1,370	228	106.00	05/25	-
BRENT CRUDE FUTR JUL25 CON5 CALL 107 05/27/2025	1,358	228	107.00	05/25	-
BRENT CRUDE FUTR JUL25 CON5 PUT 53 05/27/2025	2,739	911	53.00	05/25	-
BRENT CRUDE FUTR JUL25 CON5 PUT 54 05/27/2025	8,065	2732	54.00	05/25	0.01
BRENT CRUDE FUTR JUL25 CON5 PUT 55 05/27/2025	7,922	3187	55.00	05/25	0.01
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BXIIFMR1 Index	(0.15)%	Return of Index	At Maturity	Barclays Bank PLC	March 2025	16,560,200	(283,073)	(283,073)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR MAR25 BOH5	(9,030)	03/25	(416,369)	(2.56)
SOYBEAN OIL FUTR JUL25 BON5	2,999	07/25	140,065	0.86
CORN FUTURE JUL25 C N5	1,653	07/25	820,904	5.04
COCOA FUTURE JUL25 CCN5	28	07/25	295,755	1.82
WTI CRUDE FUTURE JUL25 CLN5	9,072	07/25	636,924	3.91
BRENT CRUDE FUTR JUL25 CON5	9,036	07/25	665,718	4.09
COTTON NO.2 FUT MAR25 CTH5	(8,830)	03/25	(581,745)	(3.57)
GOLD 100 OZ FUTR APR25 GCJ5	399	04/25	1,132,270	6.96
COPPER FUTURE JUL25 HGN5	1,493	07/25	650,629	4.00
NY HARB ULSD FUT MAR25 HOH5	(2,401)	03/25	(575,527)	(3.54)
COFFEE 'C' FUTURE JUL25 KCN5	1,222	07/25	444,984	2.73
KC HRW WHEAT FUT MAR25 KWH5	(804)	03/25	(465,998)	(2.86)
LME PRI ALUM FUTR JUL25 LAN25	298	07/25	775,198	4.76
LIVE CATTLE FUTR JUN25 LCM5	6,364	06/25	1,251,858	7.69
LEAN HOGS FUTURE JUN25 LHM5	8,854	06/25	911,975	5.60
LME NICKEL FUTURE MAR25 LNH5	(39)	03/25	(589,492)	(3.62)
LME COPPER FUTURE JUL25 LPN25	86	07/25	784,199	4.82
LME ZINC FUTURE JUL25 LXN5	221	07/25	609,367	3.74
NATURAL GAS FUT JUL25 NGN25	106,967	07/25	383,261	2.35
LOW SU GASOIL G FUT MAR25 QSH5	(853)	03/25	(603,344)	(3.71)
SOYBEAN FUTURE MAR25 S H5	(832)	03/25	(866,855)	(5.33)
SUGAR #11 (WORLD) FUT MAR25 SBH5	(28,507)	03/25	(551,616)	(3.39)
SILVER FUTURE MAR25 SIH5	13,374	03/25	431,507	2.65
SOYBEAN MEAL FUTR MAR25 SMH5	(2,305)	03/25	(694,122)	(4.26)
WHEAT FUTURE(CBT) MAR25 W H5	(899)	03/25	(502,833)	(3.09)
GASOLINE RBOB FUT JUL25 XBN5	2,760	07/25	620,533	3.81
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSCOFMR1 Index	(0.17)%	Return of Index	At Maturity	Goldman Sachs International	March 2025	28,795,728	597,121	597,121
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to market movements and flows.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
COCOA FUTURE MAR25 CCH5	(1,493)	03/25	(16,399,571)	(55.79)
COCOA FUTURE MAY25 CCK5	1,515	05/25	16,441,758	55.94
WTI CRUDE FUTURE MAR25 CLH5	(318,538)	03/25	(23,103,532)	(78.60)
WTI CRUDE FUTURE APR25 CLJ5	321,388	04/25	23,133,511	78.70
COTTON NO.2 FUTR JUL25 CTN5	(17)	07/25	(11)	-
CATTLE FEEDER FUT MAR25 FCH5	(6,455,884)	03/25	(17,800,487)	(60.56)
CATTLE FEEDER FUT APR25 FCJ5	6,471,996	04/25	17,806,080	60.58
GOLD 100 OZ FUTR APR25 GCJ5	-	04/25	11	-
COPPER FUTURE MAR25 HGH5	-	03/25	(1)	-
COPPER FUT SEP25 HGU5	3	09/25	14	-
NY HARB ULSD FUT MAR25 HOH5	(9,727,244)	03/25	(23,319,121)	(79.34)
NY HARB ULSD FUT APR25 HOJ5	9,916,160	04/25	23,308,925	79.30
KC HRW WHEAT FUT MAR25 KWH5	(2,997,977)	03/25	(17,365,782)	(59.08)
KC HRW WHEAT FUT MAY25 KWK5	2,947,502	05/25	17,360,787	59.06
BRENT CRUDE FUTR APR25 COJ5	(308,096)	04/25	(23,313,596)	(79.32)
BRENT CRUDE FUTR MAY25 COK5	311,357	05/25	23,326,884	79.36
LIVE CATTLE FUTR OCT25 LCV5	(1)	10/25	(1)	-
LEAN HOGS FUTURE APR25 LHJ5	(12)	04/25	(11)	-
LME PRI ALUM FUTR MAR25 LAH25	(6,506)	03/25	(16,960,627)	(57.70)
LME PRI ALUM FUTR APR25 LAJ25	6,529	04/25	16,952,010	57.67
LME COPPER FUTURE MAR25 LPH25	(1,866)	03/25	(16,780,201)	(57.09)
LME COPPER FUTURE APR25 LPJ25	1,858	04/25	16,780,726	57.09
LME NICKEL FUTURE MAR25 LNH5	(561)	03/25	(8,474,281)	(28.83)
LME NICKEL FUTURE APR25 LNJ5	558	04/25	8,475,061	28.83
LME LEAD FUTURE MAR25 LLH5	(4,399)	03/25	(8,509,318)	(28.95)
LME LEAD FUTURE APR25 LLJ5	4,380	04/25	8,512,260	28.96
LME LEAD FUTURE SEP25 LLU5	(1,028)	09/25	(2,046,007)	(6.96)
LME LEAD FUTURE OCT25 LLV5	1,024	10/25	2,046,783	6.96
LME ZINC FUTURE MAR25 LXH5	(5,946)	03/25	(16,186,487)	(55.07)
LME ZINC FUTURE APR25 LXJ5	5,921	04/25	16,191,954	55.09
NATURAL GAS FUT SEP25 NGU25	(4,524,879)	09/25	(16,375,535)	(55.71)
NATURAL GAS FUT OCT25 NGV25	4,454,301	10/25	16,387,375	55.75
GASOLINE RBOB FUT MAR25 XBH5	(11,417,961)	03/25	(23,507,298)	(79.98)
GASOLINE RBOB FUT APR25 XBJ5	10,301,013	04/25	23,539,876	80.09
SUGAR #11 (WORLD) FUT JUL25 SBN5	(43)	07/25	(7)	-
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
JCOPCFXC Index	0.45%	Return of Index	At Maturity	JPMorgan Chase Bank, N.A.	March 2025	49,060,231	650,999	650,999
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to fundamentals.
Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
CORN FUTURE MAR25 C H5	713,219	03/25	3,437,714	6.91
WTI CRUDE FUTURE MAR25 CLH5	28,902	03/25	2,096,234	4.21
COTTON NO.2 FUT MAR25 CTH5	(6,342,962)	03/25	(4,178,744)	(8.40)
NY HARB ULSD FUT MAR25 HOH5	1,592,794	03/25	3,818,404	7.68
LME PRI ALUM FUTR MAR25 LAH25	740	03/25	1,929,210	3.88
LIVE CATTLE FUTR APR25 LCJ5	69,475	04/25	140,549	0.28
LEAN HOGS FUTURE APR25 LHJ5	(3,411,953)	04/25	(3,082,700)	(6.20)
LME LEAD FUTURE MAR25 LLH5	976	03/25	1,888,477	3.80
LME NICKEL FUTURE MAR25 LNH5	(50)	03/25	(756,128)	(1.52)
LME COPPER FUTURE MAR25 LPH25	5	03/25	44,428	0.09
LME ZINC FUTURE MAR25 LXH5	37	03/25	100,382	0.20
SOYBEAN FUTURE MAR25 S H5	(7,634)	03/25	(79,544)	(0.16)
WHEAT FUTURE(CBT) MAR25 W H5	795,432	03/25	4,450,441	8.95
GASOLINE RBOB FUT MAR25 XBH5	1,499,574	03/25	3,087,324	6.21
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MQCP013F Index	0.45%	Return of Index	At Maturity	Macquarie Bank Ltd.	March 2025	18,685,161	(154,644)	(154,644)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR MAR25 BOH5	3,148,904	03/25	1,451,959	7.84
CORN FUTURE MAR25 C H5	(288,909)	03/25	(1,392,542)	(7.51)
COCOA FUTURE MAR25 CCH5	(87)	03/25	(954,980)	(5.15)
BRENT CRUDE FUTR APR25 COJ5	18,664	04/25	1,412,271	7.62
COTTON NO.2 FUT MAR25 CTH5	2,137,282	03/25	1,408,041	7.60
GOLD 100 OZ FUTR APR25 GCJ5	498	04/25	1,411,299	7.62
NY HARB ULSD FUT MAR25 HOH5	(590,010)	03/25	(1,414,430)	(7.63)
FCOJ-A FUTURE MAR25 JOH5	(95,970)	03/25	(455,572)	(2.46)
COFFEE 'C' FUTURE MAR25 KCH5	(53,536)	03/25	(202,286)	(1.09)
KC HRW WHEAT FUT MAR25 KWH5	(240,778)	03/25	(1,394,707)	(7.53)
LME PRI ALUM FUTR MAR25 LAH25	578	03/25	1,507,599	8.14
LIVE CATTLE FUTR APR25 LCJ5	702,917	04/25	1,422,000	7.67
LEAN HOGS FUTURE APR25 LHJ5	(1,540,796)	04/25	(1,392,109)	(7.51)
LME LEAD FUTURE MAR25 LLH5	(725)	03/25	(1,402,601)	(7.57)
LME NICKEL FUTURE MAR25 LNH5	(93)	03/25	(1,399,530)	(7.55)
LME COPPER FUTURE MAR25 LPH25	168	03/25	1,512,453	8.16
LME TIN FUTURE MAR25 LTH5	40	03/25	1,190,459	6.42
LME ZINC FUTURE MAR25 LXH5	(511)	03/25	(1,390,239)	(7.50)
RED WHEAT FUT MGE MAR25 MWH5	228,356	03/25	1,405,530	7.58
LOW SU GASOIL G FUT MAR25 QSH5	(2,007)	03/25	(1,418,885)	(7.66)
WHITE SUGAR (ICE) FUT MAY25 QWK5	2,815	05/25	1,413,281	7.63
SOYBEAN FUTURE MAR25 S H5	32,302	03/25	336,587	1.82
SUGAR #11 (WORLD) FUT MAR25 SBH5	7,274,663	03/25	1,407,647	7.60
SILVER FUTURE MAR25 SIH5	(42,355)	03/25	(1,366,592)	(7.37)
SOYBEAN MEAL FUTR MAR25 SMH5	3,542	03/25	1,066,394	5.75
WHEAT FUTURE(CBT) MAR25 W H5	(250,022)	03/25	(1,398,875)	(7.55)
GASOLINE RBOB FUT MAR25 XBH5	685,399	03/25	1,411,099	7.62
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MQSCCCER Index	0.00%	Return of Index	At Maturity	Macquarie Bank Ltd.	March 2025	182,778	7,085	7,085
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
COCOA FUTURE MAR25 CCH5	17	03/25	189,863	100
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
UBCMFMR1 Index	0.40%	Return of Index	At Maturity	UBS AG	March 2025	34,654,077	313,249	313,249
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
CORN FUTURE MAR25 C H5	482,368	03/25	2,325,012	6.65
CORN FUTURE JUL25 C N5	(314,468)	07/25	(1,585,706)	(4.53)
CORN FUTURE SEP25 C U5	(168,495)	09/25	(775,500)	(2.22)
WTI CRUDE FUTURE MAR25 CLH5	46,149	03/25	3,347,167	9.57
WTI CRUDE FUTURE JUL25 CLN5	(31,863)	07/25	(2,237,074)	(6.40)
WTI CRUDE FUTURE SEP25 CLU5	(16,183)	09/25	(1,118,712)	(3.20)
COTTON NO.2 FUT MAR25 CTH5	(3,440,154)	03/25	(2,266,373)	(6.48)
COTTON NO.2 FUTR JUL25 CTN5	2,222,434	07/25	1,516,366	4.34
COTTON NO.2 FUTR DEC25 CTZ5	1,115,534	12/25	766,483	2.19
BRENT CRUDE FUTR MAY25 COK5	60,349	05/25	4,521,381	12.93
BRENT CRUDE FUTR JUL25 CON5	(40,888)	07/25	(3,012,212)	(8.61)
BRENT CRUDE FUTR NOV25 COX5	(20,960)	11/25	(1,506,179)	(4.31)
LME PRI ALUM FUTR MAR25 LAH25	(1,317)	03/25	(3,432,781)	(9.82)
LME PRI ALUM FUTR JUL25 LAN25	879	07/25	2,287,173	6.54
LME PRI ALUM FUTR SEP25 LAU25	438	09/25	1,143,867	3.27
NATURAL GAS FUT MAR25 NGH25	(327,319)	03/25	(996,359)	(2.85)
NATURAL GAS FUT JUL25 NGN25	191,463	07/25	686,013	1.96
NATURAL GAS FUT SEP25 NGU25	95,344	09/25	345,049	0.99
SUGAR #11 (WORLD) FUT MAR25 SBH5	(25,232,281)	03/25	(4,882,446)	(13.96)
SUGAR #11 (WORLD) FUT JUL25 SBN5	18,536,809	07/25	3,251,356	9.30
SUGAR #11 (WORLD) FUT OCT25 SBV5	9,220,326	10/25	1,626,466	4.65
SOYBEAN MEAL FUTR MAR25 SMH5	(18,905)	03/25	(5,692,256)	(16.28)
SOYBEAN MEAL FUTR JUL25 SMN5	12,001	07/25	3,809,127	10.89
SOYBEAN MEAL FUTR DEC25 SMZ5	5,921	12/25	1,909,523	5.46

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $5,699,727.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,954,011	80,371,632	85,032,073	283,737	-	-	8,293,570	8,291,912	0.0%
Total	12,954,011	80,371,632	85,032,073	283,737	-	-	8,293,570	8,291,912

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	74,464,597	-	74,464,597	-

Money Market Funds	8,293,570	8,293,570	-	-
Total Investments in Securities:	82,758,167	8,293,570	74,464,597	-
Derivative Instruments:

Assets
Swaps	1,700,869	-	1,700,869	-
Total Assets	1,700,869	-	1,700,869	-

Liabilities
Swaps	(528,918)	-	(528,918)	-
Total Liabilities	(528,918)	-	(528,918)	-
Total Derivative Instruments:	1,171,951	-	1,171,951	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Swaps (a)	1,700,869	(528,918)
Total Commodity Risk	1,700,869	(528,918)
Total Value of Derivatives	1,700,869	(528,918)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America, N.A.	132,415	(91,201)	-	-	41,214
Barclays Bank PLC	-	(283,073)	-	283,073	-
Goldman Sachs International	597,121	-	-	-	597,121
JPMorgan Chase Bank, N.A.	650,999	-	-	-	650,999
Macquarie Bank Ltd.	7,085	(154,644)	-	125,933	(21,626)
UBS AG	313,249	-	(252,550)	-	60,699
Total	$1,700,869	$(528,918)	$(252,550)	$409,006	$1,328,407

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $74,446,944)	$74,464,597
Fidelity Central Funds (cost $8,293,570)	8,293,570

Total Investment in Securities (cost $82,740,514)		$82,758,167
Cash		40,083
Interest receivable		2,024
Distributions receivable from Fidelity Central Funds		30,597
Bi-lateral OTC swaps, at value		1,700,869
Prepaid expenses		12,861
Receivable from investment adviser for expense reductions		8,419
Total assets		84,553,020
Liabilities
Bi-lateral OTC swaps, at value	$528,918
Accrued management fee	31,129
Audit fee payable	49,415
Other payables and accrued expenses	2,065
Total liabilities		611,527
Net Assets		$83,941,493
Net Assets consist of:
Paid in capital		$84,341,016
Total accumulated earnings (loss)		(399,523)
Net Assets		$83,941,493
Net Asset Value, offering price and redemption price per share ($83,941,493 ÷ 8,865,982 shares)		$9.47
Consolidated Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Interest		$2,322,876
Income from Fidelity Central Funds		283,737
Total income		2,606,613
Expenses
Management fee	$232,275
Custodian fees and expenses	(2,334)
Independent trustees' fees and expenses	21,780
Registration fees	27,295
Audit fees	46,326
Legal	3,988
Miscellaneous	4,330
Total expenses before reductions	333,660
Expense reductions	(74,190)
Total expenses after reductions		259,470
Net Investment income (loss)		2,347,143
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,467
Swaps	(3,643,768)
Total net realized gain (loss)		(3,632,301)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	22,984
Swaps	(44,872)
Total change in net unrealized appreciation (depreciation)		(21,888)
Net gain (loss)		(3,654,189)
Net increase (decrease) in net assets resulting from operations		$(1,307,046)
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	For the period December 14, 2023 (commencement of operations) through July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,347,143	$3,666,299
Net realized gain (loss)	(3,632,301)	(6,629,251)
Change in net unrealized appreciation (depreciation)	(21,888)	1,211,492
Net increase (decrease) in net assets resulting from operations	(1,307,046)	(1,751,460)
Distributions to shareholders	(3,229,112)	-

Share transactions
Proceeds from sales of shares	-	127,000,299
Reinvestment of distributions	3,229,112	-
Cost of shares redeemed	(40,000,000)	(300)

Net increase (decrease) in net assets resulting from share transactions	(36,770,888)	126,999,999
Total increase (decrease) in net assets	(41,307,046)	125,248,539

Net Assets
Beginning of period	125,248,539	-
End of period	$83,941,493	$125,248,539

Other Information
Shares
Sold	-	12,688,125
Issued in reinvestment of distributions	344,554	-
Redeemed	(4,166,667)	(30)
Net increase (decrease)	(3,822,113)	12,688,095

Consolidated Financial Highlights
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.31
Net realized and unrealized gain (loss)	(.33)	(.44)
Total from investment operations	(.11)	(.13)
Distributions from net investment income	(.29)	-
Total distributions	(.29)	-
Net asset value, end of period	$9.47	$9.87
Total Return D,E	(1.02) %	(1.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64% H	.68% H
Expenses net of fee waivers, if any	.50 % H	.50% H
Expenses net of all reductions	.50% H	.50% H
Net investment income (loss)	4.52% H	4.93% H
Supplemental Data
Net assets, end of period (000 omitted)	$83,941	$125,249
Portfolio turnover rate I	0%	0%

AFor the period December 14, 2023 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	Fidelity SAI Alternative Risk Premia Commodity Strategy Fund Cayman Ltd.	19,343,333	23.0

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount and losses deferred due to controlled foreign corporations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,699,475
Gross unrealized depreciation	(1,134,950)
Net unrealized appreciation (depreciation)	$1,564,525
Tax cost	$82,365,593

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, a fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. A fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	246,327,830

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	43
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .50% of average net assets. This reimbursement will remain in place through November 30, 2025. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $73,588.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $602.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Alternatives Fund
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	98%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
At its November 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for fund with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective December 1, 2024.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that Fidelity Diversifying Solutions LLC (FDS) or an affiliate will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FDS or an affiliate, and not the fund, will pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FDS will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FDS and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FDS and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.9910545.101
COA-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Greenwood Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Greenwood Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Greenwood Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025